SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Disclosure of geographical areas
The following table summarizes non-current assets other than deferred taxes as stated in IFRS 8, paragraph 33.b, by jurisdiction:

	As of December 31,
	2017	2016

Argentina	69,511	59,595
Spain	38,454	38,825
United States of America	57,071	22,087
Brazil	1,870	2,652
Uruguay	555	722
Luxembourg	5,316	5,568
Colombia	7,997	4,976
México	3,460	4,101
India	2,206	3,258
Chile	1,037	971
Other countries	534	476
TOTAL	188,011	143,231
The following table summarizes revenues by geography:

	For the year ended December 31,
	2017	2016	2015
North America
United States of America	322,658	258,388	208,203
Canada	2,956	2,535	4,209
Subtotal North America	325,614	260,923	212,412
Europe
Spain	23,831	12,929	3,671
Ireland	—	165	1,787
United Kingdom	9,996	10,305	6,468
Luxembourg	1,000	961	205
Germany	1,540	2,478	698
Sweden	1,317	1,251	250
Italy	—	718	40
Others	800	499	389
Subtotal Europe	38,484	29,306	13,508
Asia
India	673	1,132	1,392
Japan	—	—	42
Others	27	133	—
Subtotal Asia	700	1,265	1,434
Latin America and others
Argentina	14,886	10,216	7,574
Brazil	358	2,344	2,084
Colombia	3,553	3,177	1,436
Chile	19,243	13,425	12,424
Uruguay	231	84	1,184
Mexico	7,418	966	964
Perú	2,627	852	76
Others	325	298	700
Subtotal Latin America and others	48,641	31,362	26,442
TOTAL	413,439	322,856	253,796